Obligations Related to Finance Leases - Additional Information (Detail)		1 Months Ended			12 Months Ended
	Jan. 31, 2023 USD ($)	Jan. 31, 2023 USD ($) vessel	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) lessor vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Capital Leased Assets [Line Items]
Payments to Acquire Property, Plant, and Equipment | $					$ 15,430,000	$ 21,447,000	$ 16,025,000
Long-term Debt | $					$ 21,184,000	$ 671,480,000
Teekay Tankers
Capital Leased Assets [Line Items]
Finance Lease, Weighted Average Discount Rate, Percent					7.20%	4.80%
Number of vessels obligated to purchase under sales-type lease					9
Teekay Tankers | Finance Lease Obligations [Member]
Capital Leased Assets [Line Items]
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line | $					$ 35,000,000
Percentage of debt					5.00%
Teekay Tankers | Minimum
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms					six
Teekay Tankers | Minimum | Finance Lease Obligations [Member]
Capital Leased Assets [Line Items]
Long-term Debt, Term					6 months
Teekay Tankers | Maximum
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms					12
Teekay Tankers | Suezmax, Aframax and LR2 Vessels
Capital Leased Assets [Line Items]
Approximate capital leases future minimum payments due | $					$ 695,200,000	$ 364,600,000
Finance Lease, Liability, Undiscounted Excess Amount | $					$ 158,700,000	$ 68,800,000
Number of Vessels with Purchase Option					15
Teekay Tankers | Suezmax, Aframax and LR2 Vessels 1
Capital Leased Assets [Line Items]
Number of Vessels with Purchase Option					4
Teekay Tankers | Suezmax, Aframax and LR2 Vessels 2
Capital Leased Assets [Line Items]
Number of Vessels with Purchase Option					8
November 2021 Sale Leaseback | Teekay Tankers | Minimum
Capital Leased Assets [Line Items]
Actual hull coverage ratio						13200.00%
November 2021 Sale Leaseback | Teekay Tankers | Maximum
Capital Leased Assets [Line Items]
Actual hull coverage ratio						140.00%
March 2022 Sale Leaseback | Teekay Tankers
Capital Leased Assets [Line Items]
Number of vessels					8
Sale Leaseback Transaction, Net Proceeds | $				$ 177,300,000
July 2017, November 2018 and September 2021 Sale Leaseback | Teekay Tankers | Minimum
Capital Leased Assets [Line Items]
Actual hull coverage ratio						106.00%
July 2017, November 2018 and September 2021 Sale Leaseback | Teekay Tankers | Maximum
Capital Leased Assets [Line Items]
Actual hull coverage ratio						134.00%
January 2023 Sale Leaseback | Teekay Tankers | Subsequent Events
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Total Cost | $	$ 164,300,000	$ 164,300,000
January 2023 Sale Leaseback | Teekay Tankers | Suezmax, Aframax and LR2 Vessels | Subsequent Events
Capital Leased Assets [Line Items]
Number of vessels acquired		9
January 2023 Sale Leaseback | Teekay Tankers | suezmax vessels | Subsequent Events
Capital Leased Assets [Line Items]
Number of vessels acquired		1
April 2022 Sale Leaseback | Teekay Tankers
Capital Leased Assets [Line Items]
Number of vessels					5
Sale Leaseback Transaction, Net Proceeds | $			$ 114,000,000
July 2017, November 2018, September 2021, November 2021, March 2022 and April 2022 Sale Leaseback | Teekay Tankers
Capital Leased Assets [Line Items]
Number of vessels					27
July 2017, November 2018, September 2021, November 2021, March 2022 and April 2022 Sale Leaseback | Teekay Tankers | Suezmax, Aframax and LR2 Vessels
Capital Leased Assets [Line Items]
Number of vessels					27
Number of Vessels with Purchase Option					27
September 2021, November 2021, March 2022 and April 2022 Sale leaseback | Teekay Tankers
Capital Leased Assets [Line Items]
Number of vessels					21
November 2021 and April 2022 Sale Leaseback | Teekay Tankers
Capital Leased Assets [Line Items]
Number of vessels					9
Minimum hull coverage ratio					105.00%
November 2021 and April 2022 Sale Leaseback | Teekay Tankers | Minimum
Capital Leased Assets [Line Items]
Actual hull coverage ratio					202.00%
November 2021 and April 2022 Sale Leaseback | Teekay Tankers | Maximum
Capital Leased Assets [Line Items]
Actual hull coverage ratio					280.00%
July 2017, November 2018, September 2021 and March 2022 Leaseback | Teekay Tankers
Capital Leased Assets [Line Items]
Number of vessels					18
Minimum hull coverage ratio					100.00%
July 2017, November 2018, September 2021 and March 2022 Leaseback | Teekay Tankers | Minimum
Capital Leased Assets [Line Items]
Actual hull coverage ratio					173.00%
July 2017, November 2018, September 2021 and March 2022 Leaseback | Teekay Tankers | Maximum
Capital Leased Assets [Line Items]
Actual hull coverage ratio					292.00%
July 2017, November 2018, November 2021 and April 2022 Sale Leaseback
Capital Leased Assets [Line Items]
Number of vessels					15
September 2021 and March 2022 Sale Leaseback
Capital Leased Assets [Line Items]
Number of vessels					12
Sale-Leaseback Transaction | Teekay Tankers
Capital Leased Assets [Line Items]
Number of Lessors | lessor					27
Variable Interest Entity, Primary Beneficiary [Member] | Sale-Leaseback Transaction | Teekay Tankers
Capital Leased Assets [Line Items]
Number of Lessors | lessor					6